Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE's Assets an Liabilities
We hold ownership interests in the following variable interest entities (“VIEs”):

Name of subsidiary	% Ownership held by the Company
Lottoitalia S.r.l. (“Lottoitalia”)	61.50%
Lotterie Nazionali S.r.l. (“LN”)	64.00%
Northstar New Jersey Lottery Group, LLC (“Northstar NJ”) (1)	82.31%
(1) Northstar New Jersey Holding Company LLC, of which we are a 50.15% shareholder, holds the 82.31% ownership in Northstar NJ
The carrying amounts and classification of these VIEs’ assets and liabilities in our consolidated balance sheets at December 31, 2020 and 2019 are as follows:

	December 31,
($ thousands)	2020	2019
Current assets	1,087,002	842,893
Non-current assets	1,556,072	1,652,641
Total assets	2,643,074	2,495,534

Total liabilities	707,530	498,681